Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income	$ 1,295	$ 1,016	$ 270
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0	(11)	50
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	1,295	1,005	320
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	374	333	156
Stock-based compensation	111	97	64
Deferred taxes	(108)	21	(35)
Impairment loss on Cetip investment	0	0	190
Amortization of Debt Discount (Premium)	(23)	(55)	(7)
Other	(17)	(46)	51
Changes in assets and liabilities:
Customer accounts receivable	(45)	(43)	(35)
Prepaid expenses and other current assets	(5)	22	7
Accounts payable, accrued salaries and benefits, deferred revenue and other accrued liabilities	(277)	19	2
Total adjustments	16	458	394
Net cash provided by operating activities	1,311	1,463	714
Increase (Decrease) in Section 31 Fees Payable	(21)	52	32
Increase (Decrease) in Deferred Revenue	27	58	(31)
Investing activities
Capital expenditures	(190)	(172)	(134)
Capitalized software development costs	(87)	(78)	(45)
Cash paid for acquisitions, net of cash acquired	(3,751)	(577)	(2,241)
Payments to Acquire Equity Method Investments	(60)	0	0
Purchases of cost and equity method investments	0	2,274	0
Proceeds from sales of available-for-sale investments	1,089	54	16
Purchases of available-for-sale investments	(5)	(1,304)	(42)
Increase in restricted cash	(294)	(161)	(75)
Net cash used in investing activities	(3,298)	36	(2,521)
Financing activities
Proceeds from debt facilities	2,472	0	2,753
Repayments of debt	(1,028)	(377)	(2,464)
Proceeds from (Repayments of) Commercial Paper	1,686	(175)	1,080
Dividends to shareholders	(331)	(299)	(75)
Payments relating to treasury shares received for restricted stock tax payments and stock option exercises	(45)	(45)	(77)
Repurchases of common stock	(660)	(645)	0
Proceeds from exercise of common stock options	19	13	13
Distributions of profits to non-controlling interest	(27)	(33)	(12)
Purchase of subsidiary shares from non-controlling interest	(128)	(129)	(40)
Proceeds from (Payments for) Other Financing Activities	18	17	(59)
Net cash provided by financing activities	1,976	(1,673)	1,119
Cash Provided by (Used in) Operating Activities, Discontinued Operations	0	51	21
Cash Provided by (Used in) Investing Activities, Discontinued Operations	0	(504)	(2)
Cash Provided by (Used in) Financing Activities, Discontinued Operations	0	339	0
Effect of exchange rate changes on cash and cash equivalents	(14)	(21)	18
Net increase in cash and cash equivalents	(25)	(309)	(651)
Cash and cash equivalents, beginning of the year	652	961	1,612
Cash and cash equivalents, end of the year	627	652	961
Supplemental cash flow disclosure
Cash paid for income taxes	542	338	198
Cash paid for interest	123	140	32
Supplemental noncash investing and financing activities
Common stock and vested stock options issued for acquisitions	2,197	0	8,347
Treasury stock retirement	$ 0	$ 0	$ 741